UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09140

            Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.4%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,424	$28
DFA Inflation Protected Securities Portfolio - Institutional Shares	61,463	726
DFA International Core Equity Portfolio - Institutional Shares	2,372	30
DFA Large Cap International Portfolio - Institutional Shares	2,832	59
DFA LTIP Portfolio - Institutional Shares	20,474	189
DFA U.S. Core Equity1 Portfolio - Institutional Shares	4,689	95
DFA U.S. Large Company Portfolio - Institutional Shares	5,164	95

TOTAL MUTUAL FUNDS (Identified Cost $1,135)		1,222

TOTAL LONG TERM INVESTMENTS—97.4% (Identified Cost $1,135)		1,222

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	509	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.5% (Identified Cost $1,136)		1,223(1)

Other assets and liabilities, net—2.5%		32

NET ASSETS—100.0%		$1,255

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,222 $	1,222
Short-Term Investment	1	1

Total Investments	$1,223 $	1,223

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES		VALUE

MUTUAL FUNDS(2)—97.8%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	2,146	$	42
DFA Inflation Protected Securities Portfolio - Institutional Shares	42,633		504
DFA International Core Equity Portfolio - Institutional Shares	3,514		44
DFA Large Cap International Portfolio - Institutional Shares	4,236		89
DFA LTIP Portfolio - Institutional Shares	42,499		394
DFA Short-Term Extended Quality Portfolio - Institutional Shares	1,957		21
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	2,124		21
DFA U.S. Core Equity1 Portfolio - Institutional Shares	7,005		142
DFA U.S. Large Company Portfolio - Institutional Shares	7,683		141

TOTAL MUTUAL FUNDS (Identified Cost $1,279)			1,398

TOTAL LONG TERM INVESTMENTS—97.8% (Identified Cost $1,279)			1,398

SHORT-TERM INVESTMENT—0.0%

Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	472		—(3)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $— (3))			—(3)

TOTAL INVESTMENTS—97.8% (Identified Cost $1,279)			1,398(1)

Other assets and liabilities, net—2.2%			32

NET ASSETS—100.0%		$	1,430

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017		Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,398 $		1,398
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,398 $		1,398

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

(1)Amount is less than $500.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.1%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,724	$74
DFA Inflation Protected Securities Portfolio - Institutional Shares	17,747	210
DFA International Core Equity Portfolio - Institutional Shares	6,221	78
DFA Large Cap International Portfolio - Institutional Shares	7,436	156
DFA LTIP Portfolio - Institutional Shares	63,699	590
DFA Short-Term Extended Quality Portfolio - Institutional Shares	6,691	72
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	7,269	72
DFA U.S. Core Equity1 Portfolio - Institutional Shares	12,393	250
DFA U.S. Large Company Portfolio - Institutional Shares	13,504	248

TOTAL MUTUAL FUNDS (Identified Cost $1,596)		1,750

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $1,596)		1,750

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	928	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—98.2% (Identified Cost $1,597)		1,751(1)

Other assets and liabilities, net—1.8%		32

NET ASSETS—100.0%		$1,783

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,750 $	1,750
Short-Term Investment	1	1

Total Investments	$1,751 $	1,751

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.5%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,607	$71
DFA International Core Equity Portfolio - Institutional Shares	6,042	76
DFA Large Cap International Portfolio - Institutional Shares	7,170	151
DFA LTIP Portfolio - Institutional Shares	37,747	349
DFA Short-Term Extended Quality Portfolio - Institutional Shares	8,072	87
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	8,601	85
DFA U.S. Core Equity1 Portfolio - Institutional Shares	11,889	240
DFA U.S. Large Company Portfolio - Institutional Shares	13,108	241

TOTAL MUTUAL FUNDS (Identified Cost $1,137)		1,300

TOTAL LONG TERM INVESTMENTS—97.5% (Identified Cost $1,137)		1,300

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	710	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.6% (Identified Cost $1,138)		1,301(1)

Other assets and liabilities, net—2.4%		32

NET ASSETS—100.0%		$1,333

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,300 $	1,300
Short-Term Investment	1	1
Total Investments	$1,301 $	1,301

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.0%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,371	$106
DFA International Core Equity Portfolio - Institutional Shares	8,909	112
DFA Large Cap International Portfolio - Institutional Shares	10,674	224
DFA LTIP Portfolio - Institutional Shares	14,626	135
DFA Short-Term Extended Quality Portfolio - Institutional Shares	13,879	150
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	15,023	149
DFA U.S. Core Equity1 Portfolio - Institutional Shares	17,679	357
DFA U.S. Large Company Portfolio - Institutional Shares	19,464	358

TOTAL MUTUAL FUNDS (Identified Cost $1,403)		1,591

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $1,403)		1,591

TOTAL INVESTMENTS—98.0% (Identified Cost $1,403)		1,591(1)

Other assets and liabilities, net—2.0%		33

NET ASSETS—100.0%		$1,624

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,591 $	1,591

Total Investments	$1,591 $	1,591

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.6%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,589	$110
DFA International Core Equity Portfolio - Institutional Shares	9,240	116
DFA Large Cap International Portfolio - Institutional Shares	11,031	232
DFA Short-Term Extended Quality Portfolio - Institutional Shares	8,647	93
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	9,369	93
DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,261	369
DFA U.S. Large Company Portfolio - Institutional Shares	20,060	368

TOTAL MUTUAL FUNDS (Identified Cost $1,183)		1,381

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $1,183)		1,381

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	508	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.7% (Identified Cost $1,184)		1,382(1)

Other assets and liabilities, net—2.3%		32

NET ASSETS—100.0%		$1,414

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,381 $	1,381
Short-Term Investment	1	1

Total Investments	$1,382 $	1,382

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.6%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,842	$ 115
DFA International Core Equity Portfolio - Institutional Shares	9,784	123
DFA Large Cap International Portfolio - Institutional Shares	11,668	245
DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,997	32
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,344	33
DFA U.S. Core Equity1 Portfolio - Institutional Shares	19,296	390
DFA U.S. Large Company Portfolio - Institutional Shares	21,103	388

TOTAL MUTUAL FUNDS (Identified Cost $1,112)		1,326

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $1,112)		1,326

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	934	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.7% (Identified Cost $1,113)		1,327(1)

Other assets and liabilities, net—2.3%		32

NET ASSETS—100.0%		$ 1,358

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,326 $	1,326
Short-Term Investment	1	1

Total Investments	$1,327 $	1,327

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.7%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,063	$120
DFA International Core Equity Portfolio - Institutional Shares	10,172	127
DFA Large Cap International Portfolio - Institutional Shares	12,204	256
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,202	35
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,465	35
DFA U.S. Core Equity1 Portfolio - Institutional Shares	20,128	406
DFA U.S. Large Company Portfolio - Institutional Shares	22,010	404
TOTAL MUTUAL FUNDS (Identified Cost $1,168)		1,383
TOTAL LONG TERM INVESTMENTS—97.7% (Identified Cost $1,168)		1,383

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	863	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.8% (Identified Cost $1,169)		1,384(1)

Other assets and liabilities, net—2.2%		32

NET ASSETS—100.0%		$1,416

Footnote	Legend:
(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,383 $	1,383
Short-Term Investment	1	1

Total Investments	$1,384 $	1,384

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.3%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,292	$104
DFA International Core Equity Portfolio - Institutional Shares	8,886	111
DFA Large Cap International Portfolio - Institutional Shares	10,595	223
DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,786	30
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,008	30
DFA U.S. Core Equity1 Portfolio - Institutional Shares	17,510	354
DFA U.S. Large Company Portfolio - Institutional Shares	19,172	352
TOTAL MUTUAL FUNDS (Identified Cost $998)		1,204
TOTAL LONG TERM INVESTMENTS—97.3% (Identified Cost $998)		1,204

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	618	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.4% (Identified Cost $999)		1,205(1)

Other assets and liabilities, net—2.6%		32

NET ASSETS—100.0%		$1,236

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,204	$1,204
Short-Term Investment	1	1

Total Investments	$1,205	$1,205

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—97.6%

DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,775	$114
DFA International Core Equity Portfolio - Institutional Shares	9,615	120
DFA Large Cap International Portfolio - Institutional Shares	11,515	242
DFA Short-Term Extended Quality Portfolio - Institutional Shares	2,958	32
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,260	33
DFA U.S. Core Equity1 Portfolio - Institutional Shares	18,933	382
DFA U.S. Large Company Portfolio - Institutional Shares	20,772	382

TOTAL MUTUAL FUNDS (Identified Cost $1,090)		1,305

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $1,090)		1,305

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)	1,187	1

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1

TOTAL INVESTMENTS—97.7% (Identified Cost $1,091)		1,306(1)

Other assets and liabilities, net—2.3%		31

NET ASSETS—100.0%		$1,337

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices

Equity Securities:
Mutual Funds	$1,305	$1,305
Short-Term Investment	1	1

Total Investments	$1,306	$1,306

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related securities held at March 31, 2017.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

MARCH 31, 2017

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board. The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

MARCH 31, 2017 (CONTINUED)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

MARCH 31, 2017 (CONTINUED)

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

DFA 2015 Target Date Retirement Income Fund	$1,136	$87	$-	$87
DFA 2020 Target Date Retirement Income Fund	1,280	118	-	118
DFA 2025 Target Date Retirement Income Fund	1,598	153	-	153
DFA 2030 Target Date Retirement Income Fund	1,138	163	-	163
DFA 2035 Target Date Retirement Income Fund	1,403	188	-	188
DFA 2040 Target Date Retirement Income Fund	1,184	198	-	198
DFA 2045 Target Date Retirement Income Fund	1,113	214	-	214
DFA 2050 Target Date Retirement Income Fund	1,169	215	-	215
DFA 2055 Target Date Retirement Income Fund	999	206	-	206
DFA 2060 Target Date Retirement Income Fund	1,091	215	-	215

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.